PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited)
1
Voya Asia Pacific High Dividend
Equity Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 92.7%
Australia : 15.7%
21,633
Ampol Ltd.
$ 487,494
0.6
60,208
ANZ Group Holdings Ltd.
968,523
1.3
25,248
Aristocrat Leisure Ltd.
675,679
0.9
103,274
Aurizon Holdings Ltd.
240,902
0.3
46,228
BHP Group Ltd. - Class DI
1,407,295
1.8
28,188
BlueScope Steel Ltd.
386,665
0.5
18,981
Brambles Ltd.
167,272
0.2
3,249
Cochlear Ltd.
585,980
0.8
37,756
Coles Group Ltd.
382,096
0.5
1,223  Commonwealth Bank of
Australia
84,487
0.1
30,066
Dexus
139,739
0.2
32,825  Fortescue Metals Group
Ltd.
539,017
0.7
179,396
GPT Group
487,682
0.6
11,936
IGO Ltd.
67,161
0.1
42,256
Lottery Corp. Ltd.
128,270
0.2
566
Macquarie Group Ltd.
63,050
0.1
50,332
National Australia Bank Ltd.
942,753
1.2
60,493
QBE Insurance Group Ltd.
615,515
0.8
21,938
Reece Ltd.
279,856
0.4
7,143
Rio Tinto Ltd.
586,480
0.8
301,949
Scentre Group
528,026
0.7
6,355
Sonic Healthcare Ltd.
122,976
0.2
157,462
South32 Ltd. - Class DI
316,492
0.4
84,628
Stockland
230,625
0.3
4,230
Suncorp Group Ltd.
39,052
0.0
166,823
Telstra Group Ltd.
421,538
0.6
51,306
Treasury Wine Estates Ltd.
362,842
0.5
146,508
Vicinity Ltd.
183,362
0.2
4,724
WiseTech Global Ltd.
208,038
0.3
12,598
Woolworths Group Ltd.
290,388
0.4
11,939,255
15.7
China : 26.1%
30,000  37 Interactive
Entertainment Network
Technology Group Co. Ltd.
- Class A
93,267
0.1
100,500
(1)
3SBio, Inc.
93,342
0.1
100,000  Agricultural Bank of China
Ltd. - Class H
36,913
0.0
170,700
(2)
Alibaba Group Holding Ltd.
1,586,727
2.1
180,000  Aluminum Corp. of China
Ltd. - Class H
88,896
0.1
3,600  Anhui Yingjia Distillery Co.
Ltd. - Class A
37,902
0.1
12,000
ANTA Sports Products Ltd.
125,233
0.2
6,151
Autohome, Inc., ADR
167,984
0.2
164,000  AviChina Industry &
Technology Co. Ltd. - Class
H
74,318
0.1
1,067,000  Bank of China Ltd. - Class
H
390,937
0.5
160,300  Bank of Jiangsu Co. Ltd. -
Class A
148,789
0.2
114,700
(1)
Budweiser Brewing Co.
APAC Ltd.
202,514
0.3
20,500
BYD Co. Ltd. - Class H
550,971
0.7
75,795
By-health Co. Ltd. - Class A
194,553
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
186,000  CECEP Solar Energy Co.
Ltd. - Class A
$ 145,251
0.2
299,300  CECEP Wind-Power Corp.
- Class A
129,287
0.2
362,000  China CITIC Bank Corp.
Ltd. - Class H
163,526
0.2
580,000  China Communications
Services Corp. Ltd. - Class
H
247,122
0.3
1,045,960  China Construction Bank
Corp. - Class H
604,767
0.8
217,000  China Longyuan Power
Group Corp. Ltd. - Class H
162,297
0.2
138,000  China Medical System
Holdings Ltd.
265,082
0.4
12,000  China Mengniu Dairy Co.
Ltd.
37,601
0.1
106,000  China Merchants Bank Co.
Ltd. - Class H
369,942
0.5
106,000  China Oilfield Services Ltd.
- Class H
113,904
0.2
45,000  China Overseas Property
Holdings Ltd.
36,675
0.0
408,000  China Railway Group Ltd. -
Class H
179,075
0.2
8,000  China Resources Beer
Holdings Co. Ltd.
36,063
0.0
16,000
China Resources Land Ltd.
58,579
0.1
1,696,000
(1)
China Tower Corp. Ltd. -
Class H
175,818
0.2
123,000  CITIC Securities Co. Ltd. -
Class H
255,329
0.3
252,000
CMOC Group Ltd. - Class H
143,998
0.2
1,300  Contemporary Amperex
Technology Co. Ltd. - Class
A
30,447
0.0
222,500  COSCO SHIPPING
Holdings Co. Ltd. - Class H
204,991
0.3
50,480  CSPC Pharmaceutical
Group Ltd.
45,462
0.1
41,300  Dong-E-E-Jiao Co. Ltd. -
Class A
291,270
0.4
346,000
Far East Horizon Ltd.
253,336
0.3
117,900  Focus Media Information
Technology Co. Ltd. - Class
A
108,069
0.1
97,000  Geely Automobile Holdings
Ltd.
105,544
0.1
2,844  GoodWe Technologies Co.
Ltd. - Class A
43,054
0.1
82,100  GRG Banking Equipment
Co. Ltd. - Class A
140,518
0.2
21,500  Hengan International Group
Co. Ltd.
78,496
0.1
31,800  Hengdian Group DMEGC
Magnetics Co. Ltd. - Class
A
60,365
0.1
27,800  Hisense Visual Technology
Co. Ltd. - Class A
91,251
0.1

PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
26,000
(1)
Huatai Securities Co. Ltd. -
Class H
$ 32,520
0.0
23,300  Hubei Jumpcan
Pharmaceutical Co. Ltd. -
Class A
104,275
0.1
498,414  Industrial & Commercial
Bank of China Ltd. - Class
H
237,159
0.3
24,604
JD.com, Inc. - Class A
335,601
0.4
12,800  Jiangsu Yuyue Medical
Equipment & Supply Co.
Ltd. - Class A
61,346
0.1
78,800
Kingsoft Corp. Ltd.
251,669
0.3
52,730
(1)(2)
Meituan - Class B
610,429
0.8
1,429  MINISO Group Holding
Ltd., ADR
36,197
0.0
78,000
Minth Group Ltd.
168,963
0.2
29,100
NetEase, Inc.
656,449
0.9
11,600
(1)
Nongfu Spring Co. Ltd. -
Class H
66,164
0.1
44,500  Offshore Oil Engineering
Co. Ltd. - Class A
40,044
0.1
6,259
(2)
PDD Holdings, Inc., ADR
922,827
1.2
7,800
People.cn Co. Ltd. - Class A
37,147
0.1
928,000  People's Insurance Co.
Group of China Ltd. - Class
H
300,607
0.4
358,000  PetroChina Co. Ltd. - Class
H
234,266
0.3
298,000  PICC Property & Casualty
Co. Ltd. - Class H
346,170
0.5
107,500  Ping An Insurance Group
Co. of China Ltd. - Class H
493,065
0.7
13,051
Qifu Technology, Inc., ADR
202,552
0.3
17,900  Risen Energy Co. Ltd. -
Class A
40,520
0.1
31,000  Sany Heavy Equipment
International Holdings Co.
Ltd.
32,225
0.0
18,300  Shanghai Baosight
Software Co. Ltd. - Class B
34,450
0.0
298,900  Shanghai Construction
Group Co. Ltd. - Class A
104,715
0.1
121,700  Shanghai Pharmaceuticals
Holding Co. Ltd. - Class H
176,418
0.2
2,400  Shanxi Xinghuacun Fen
Wine Factory Co. Ltd. -
Class A
80,339
0.1
9,600  Shenzhen Kstar Science
And Technology Co. Ltd. -
Class A
34,160
0.0
5,003  Shenzhen Mindray Bio-
Medical Electronics Co. Ltd.
- Class A
203,786
0.3
35,200  Sichuan Road and Bridge
Group Co. Ltd. - Class A
38,065
0.1
54,000  Sinopharm Group Co. Ltd.
- Class H
133,826
0.2
121,500
Sinotruk Hong Kong Ltd.
252,044
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
31,000  SITC International Holdings
Co. Ltd.
$ 46,812
0.1
2,900  Sungrow Power Supply Co.
Ltd. - Class A
33,797
0.0
13,400  Sunresin New Materials Co.
Ltd. - Class A
94,552
0.1
73,700
Tencent Holdings Ltd.
3,070,280
4.0
26,000  Tingyi Cayman Islands
Holding Corp.
32,722
0.0
69,000
(1)
Topsports International
Holdings Ltd.
56,078
0.1
82,000  TravelSky Technology Ltd.
- Class H
138,144
0.2
15,727  Trina Solar Co. Ltd. - Class
A
59,462
0.1
52,000  Uni-President China
Holdings Ltd.
33,260
0.0
163,500  Western Mining Co. Ltd. -
Class A
294,323
0.4
21,200
(1)
WuXi AppTec Co. Ltd. -
Class H
247,995
0.3
356,000
Xinyi Solar Holdings Ltd.
204,232
0.3
122,000
(1)
Yadea Group Holdings Ltd.
229,414
0.3
74,000  Yankuang Energy Group
Co. Ltd. - Class H
137,468
0.2
1,137
Yum China Holdings, Inc.
49,096
0.1
145,200  Yutong Bus Co. Ltd. - Class
A
274,106
0.4
50,000  Zhejiang Expressway Co.
Ltd. - Class H
31,662
0.0
2,600  Zhongji Innolight Co. Ltd. -
Class A
34,637
0.0
38,600  Zhuzhou CRRC Times
Electric Co. Ltd. - Class H
121,888
0.2
24,000  Zijin Mining Group Co. Ltd.
- Class H
38,007
0.1
19,865,398
26.1
Hong Kong : 4.0%
82,974
AIA Group Ltd.
713,338
0.9
234,000  Bosideng International
Holdings Ltd.
98,123
0.1
52,000
CK Hutchison Holdings Ltd.
260,885
0.4
200,000
Hang Lung Properties Ltd.
267,393
0.4
6,400  Jardine Matheson Holdings
Ltd.
247,869
0.3
83,400
Link REIT
411,899
0.5
100,000
Power Assets Holdings Ltd.
521,673
0.7
179,200
Swire Properties Ltd.
348,001
0.5
17,000  Techtronic Industries Co.
Ltd.
172,719
0.2
3,041,900
4.0
India : 14.2%
11,525  Adani Ports & Special
Economic Zone Ltd.
114,249
0.2
50,419
Axis Bank Ltd.
650,960
0.9
547
Bajaj Auto Ltd.
40,025
0.1
5,718
Bajaj Finance Ltd.
488,809
0.6
127,177
Bank of Baroda
301,048
0.4
34,771
Bharat Petroleum Corp. Ltd.
181,991
0.2

PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
32,457  CG Power & Industrial
Solutions Ltd.
$ 175,020
0.2
2,646  Cholamandalam Investment
and Finance Co. Ltd.
35,517
0.0
1,572  Colgate-Palmolive India
Ltd.
41,461
0.1
35,774
HCL Technologies Ltd.
576,447
0.8
33,969
HDFC Bank Ltd.
636,830
0.8
26,021
Hindalco Industries Ltd.
161,373
0.2
50,821
(2)
Hindustan Petroleum Corp.
Ltd.
212,080
0.3
94,800
ICICI Bank Ltd.
1,058,701
1.4
192,996
Indian Oil Corp. Ltd.
259,103
0.3
15,225
Infosys Ltd.
266,119
0.4
75,225
ITC Ltd.
393,247
0.5
22,177
Kotak Mahindra Bank Ltd.
467,526
0.6
18,316
Larsen & Toubro Ltd.
683,747
0.9
56,287
Oil & Natural Gas Corp. Ltd.
131,533
0.2
7,977
PI Industries Ltd.
360,704
0.5
162,885
Power Finance Corp. Ltd.
654,722
0.9
144,704  Power Grid Corp. of India
Ltd.
362,925
0.5
128,613
REC Ltd.
537,970
0.7
1,329
Reliance Industries Ltd.
37,932
0.1
20,243
Shriram Finance Ltd.
487,667
0.6
16,346
State Bank of India
110,915
0.1
16,627  Tata Consultancy Services
Ltd.
696,689
0.9
171,288
Tata Steel Ltd.
263,228
0.3
9,270  Torrent Pharmaceuticals
Ltd.
235,987
0.3
61,312
Vedanta Ltd.
171,901
0.2
10,796,426
14.2
Indonesia : 0.6%
1,104,200  Bank Rakyat Indonesia
Persero Tbk PT
375,786
0.5
313,300  Sumber Alfaria Trijaya Tbk
PT
57,974
0.1
433,760
0.6
Malaysia : 1.3%
244,600
CIMB Group Holdings Bhd
296,609
0.4
238,600
Genting Bhd
239,771
0.3
576,900
Genting Malaysia Bhd
330,733
0.4
127,400
Public Bank Bhd
116,780
0.2
983,893
1.3
New Zealand : 0.4%
19,037  Fisher & Paykel Healthcare
Corp. Ltd.
276,586
0.4
Philippines : 0.4%
76,800
Ayala Land, Inc.
43,202
0.1
177,680  Metropolitan Bank & Trust
Co.
159,941
0.2
4,960
PLDT, Inc.
114,595
0.1
317,738
0.4
Singapore : 3.2%
29,000
(1)
BOC Aviation Ltd.
208,654
0.3
215,800
CapitaLand Ascendas REIT
458,338
0.6
779,800
Genting Singapore Ltd.
533,354
0.7
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Singapore (continued)
119,000
Keppel Corp. Ltd.
$ 593,637
0.8
9,000  Oversea-Chinese Banking
Corp. Ltd.
84,455
0.1
117,100
Sembcorp Industries Ltd.
450,083
0.6
15,900
Singapore Exchange Ltd.
112,228
0.1
2,440,749
3.2
South Korea : 8.8%
467
Amorepacific Corp.
46,653
0.1
2,143
BGF retail Co. Ltd.
223,834
0.3
4,355
DB Insurance Co. Ltd.
280,991
0.4
5,508
Doosan Bobcat, Inc.
193,830
0.3
56
Ecopro Co. Ltd.
32,306
0.0
5,448  Hankook Tire & Technology
Co. Ltd.
190,685
0.2
597
Hanmi Pharm Co. Ltd.
141,756
0.2
759  Hanmi Semiconductor Co.
Ltd.
37,247
0.0
37,897
Hanon Systems
212,067
0.3
1,728
Hanwha Aerospace Co. Ltd.
169,001
0.2
6,336
HD Hyundai Co. Ltd.
295,319
0.4
2,055
Hyundai Mobis Co. Ltd.
363,448
0.5
3,074
Hyundai Motor Co.
437,689
0.6
1,631
JYP Entertainment Corp.
121,107
0.2
6,274
KB Financial Group, Inc.
253,676
0.3
8,614
Kia Corp.
572,298
0.8
2,196  Korea Investment Holdings
Co. Ltd.
101,550
0.1
812
LG Chem Ltd.
314,134
0.4
2,811
LG Electronics, Inc.
222,887
0.3
2,533
NAVER Corp.
407,164
0.5
39,550  NH Investment & Securities
Co. Ltd.
313,586
0.4
385  Orion Corp./Republic of
Korea
34,813
0.0
775
POSCO Holdings, Inc.
289,420
0.4
817
Posco International Corp.
36,099
0.0
3,183
Samsung C&T Corp.
293,491
0.4
1,800  Samsung Fire & Marine
Insurance Co. Ltd.
361,788
0.5
17,113  Samsung Securities Co.
Ltd.
518,795
0.7
2,478
SK Hynix, Inc.
257,121
0.3
6,722,755
8.8
Taiwan : 15.1%
283,000
Acer, Inc.
319,239
0.4
44,000  ASE Technology Holding
Co. Ltd.
179,679
0.2
32,000
Asustek Computer, Inc.
403,475
0.5
77,000
China Airlines Ltd.
52,040
0.1
228,000
Compal Electronics, Inc.
225,540
0.3
43,000
Delta Electronics, Inc.
434,915
0.6
3,000
eMemory Technology, Inc.
240,561
0.3
264,000
Eva Airways Corp.
264,522
0.3
50,000  Gigabyte Technology Co.
Ltd.
398,244
0.5
1,000
Global Unichip Corp.
52,657
0.1
187,000  Hon Hai Precision Industry
Co. Ltd.
607,391
0.8
122,000
Inventec Corp.
165,382
0.2

PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
117,000
Lite-On Technology Corp.
$ 411,284
0.5
26,000
MediaTek, Inc.
785,187
1.0
65,000  Micro-Star International
Co. Ltd.
381,601
0.5
32,000  Novatek Microelectronics
Corp.
522,703
0.7
7,000  President Chain Store
Corp.
60,339
0.1
65,000
Quanta Computer, Inc.
420,755
0.6
274,627  Taiwan Semiconductor
Manufacturing Co. Ltd.
5,023,510
6.6
224,000  United Microelectronics
Corp.
350,283
0.5
70,000
Wistron Corp.
203,946
0.3
11,503,253
15.1
Thailand : 2.8%
275,300  Bangkok Dusit Medical
Services PCL - Foreign -
Class F
205,582
0.3
10,600  Bumrungrad Hospital PCL
- Foreign
67,188
0.1
200,700  Charoen Pokphand Foods
PCL
113,429
0.2
405,500
Indorama Ventures PCL
282,463
0.4
73,400
Kasikornbank PCL
267,059
0.4
324,200
Krung Thai Bank PCL
167,816
0.2
84,100
Krungthai Card PCL
111,812
0.1
53,800
Osotspa PCL
34,972
0.0
7,800  PTT Exploration &
Production PCL - Foreign
Shares
33,483
0.0
334,400
PTT Global Chemical PCL
366,754
0.5
158,500
SCB X PCL
447,350
0.6
2,097,908
2.8
United States : 0.1%
1,343
(2)
James Hardie Industries
PLC
42,888
0.1
Total Common Stock
(Cost $69,588,506)
70,462,509
92.7
EXCHANGE-TRADED FUNDS : 1.7%
19,278  iShares MSCI All Country
Asia ex Japan ETF
1,260,974
1.7
Total Exchange-Traded
Funds
(Cost $1,265,481)
1,260,974
1.7
PREFERRED STOCK : 3.5%
South Korea : 3.5%
58,858  Samsung Electronics Co.
Ltd.
2,640,454
3.5
Total Preferred Stock
(Cost $2,118,375)
2,640,454
3.5
Shares RA Value
Percentage
of Net
Assets
RIGHT : —%
Taiwan : —%
56
Wistron Corp.
$ —
—
Total Right
(Cost $–)
—
—
Total Long-Term
Investments
(Cost $72,972,362)
74,363,937
97.9
SHORT-TERM INVESTMENTS : 2.5%
Mutual Funds : 2.5%
1,930,000
(3)
Morgan Stanley Institutional
Liquidity Funds -
Government Portfolio
(Institutional Share Class),
5.260%
(Cost $1,930,000) $ 1,930,000 2.5
Total Short-Term
Investments
(Cost $1,930,000)
1,930,000
2.5
Total Investments in
Securities
(Cost $74,902,362) $ 76,293,937 100.4
Liabilities in Excess of
Other Assets (331,191) (0.4)
Net Assets $ 75,962,746 100.0
ADR American Depositary Receipt
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Non-income producing s ecurity.
(3)
Rate shown is the 7-day yield as of November 30, 2023.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 21.9%
Information Technology 21.6
Consumer Discretionary 11.9
Materials 8.2
Industrials 7.8
Communication Services 7.4
Health Care 4.3
Real Estate 4.2
Consumer Staples 3.7
Energy 2.9
Utilities 2.3
Exchange-Traded Funds 1.7
Short-Term Investments 2.5
Liabilities in Excess of Other Assets (0.4)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Voya Asia Pacific High Dividend
Equity Income Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
November 30,
2023
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 11,939,255 $ — $ 11,939,255
China 1,448,028 18,417,370 — 19,865,398
Hong Kong — 3,041,900 — 3,041,900
India 360,704 10,435,722 — 10,796,426
Indonesia 57,974 375,786 — 433,760
Malaysia — 983,893 — 983,893
New Zealand — 276,586 — 276,586
Philippines 159,941 157,797 — 317,738
Singapore — 2,440,749 — 2,440,749
South Korea — 6,722,755 — 6,722,755
Taiwan — 11,503,253 — 11,503,253
Thailand — 2,097,908 — 2,097,908
United States — 42,888 — 42,888
Total Common Stock 2,026,647 68,435,862 — 70,462,509
Exchange-Traded Funds 1,260,974 — — 1,260,974
Preferred Stock — 2,640,454 — 2,640,454
Short-Term Investments 1,930,000 — — 1,930,000
Total Investments, at fair value $ 5,217,621 $ 71,076,316 $ — $ 76,293,937
Liabilities Table
Other Financial Instruments+
Written Options $ — $ (318,271) $ — $ (318,271)
Total Liabilities $ — $ (318,271) $ — $ (318,271)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At November 30, 2023, the following OTC written equity options were outstanding for Voya Asia Pacific High Dividend Equity
Income Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
iShares MSCI Australia
ETF
BNP Paribas Call 12/15/23 USD 22.210 67,537 USD 1,516,206 $ 30,871 $ (32,953)
iShares MSCI
Emerging Markets ETF
UBS AG Call 12/15/23 USD 39.360 442,073 USD 17,488,408 337,744 (285,318)
$ 368,615 $ (318,271)
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 9,512,065
Gross Unrealized Depreciation (8,120,490)
Net Unrealized Appreciation $ 1,391,575